Note 2 - Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Aug. 25, 2013 IPR&D [Member] AmiKet [Member]
Note 2 - Significant Accounting Policies (Details) [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets		$ 27.5
Number of Reportable Segments	1